Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital		Statutory reserve	Retained earnings	Accumulated other comprehensive Income	Total
Balance at Dec. 31, 2021			[1]	$ 1	[1]	$ 833		$ 1,646	$ 12,556	$ 1,318	$ 16,354
Balance (in Shares) at Dec. 31, 2021	[1]	15,790		26,316
Net income			[1]		[1]				7,241		7,241
Foreign currency translation adjustment			[1]		[1]					1,468	1,468
Appropriation to statutory reserve			[1]		[1]			478	(478)
Balance at Dec. 31, 2022			[1]	$ 1	[1]	833		2,124	19,319	2,786	25,063
Balance (in Shares) at Dec. 31, 2022	[1]	15,790		26,316
Net income			[1]		[1]				7,774		7,774
Foreign currency translation adjustment			[1]		[1]					274	274
Appropriation to statutory reserve			[1]		[1]			1,069	(1,069)
Balance at Dec. 31, 2023			[1]	$ 1	[1]	833		3,193	26,024	3,060	33,111
Balance (in Shares) at Dec. 31, 2023	[1]	15,790		26,316
Net income					[1]				7,114		7,114
Issuance of new shares			[1]		[1]	4,305					4,305
Issuance of new shares (in Shares)	[1]	1,250
Transfer of Mezzanine equity		$ 1	[1]		[1]	14,103					14,104
Transfer of Mezzanine equity (in Shares)	[1]	10,526
Offering cost incurred for initial public offering			[1]		[1]	(1,836)					(1,836)
Foreign currency translation adjustment			[1]		[1]		[1]			88	88
Appropriation to statutory reserve			[1]		[1]
Balance at Dec. 31, 2024		$ 1	[1]	$ 1	[1]	$ 17,405		$ 3,193	$ 33,138	$ 3,148	$ 56,886
Balance (in Shares) at Dec. 31, 2024	[1]	27,566		26,316

[1]	The amounts of Class A and Class B ordinary shares are presented in thousand and are rounded, with a difference no more than $0.4 from the absolute amount.